Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Current liabilities:
Total current liabilities		$ (3,436,702)		¥ (25,945,959)		¥ (23,925,635)
Total liabilities		(3,782,496)		(26,351,870)		(26,332,981)
Results of operation of the VIE
Net revenues		13,357,812	¥ 92,994,418	84,523,948	¥ 72,912,313
Total operating expenses		(2,377,584)	(16,552,267)	(15,404,916)	(14,134,451)
Net loss		572,615	3,986,433	2,133,472	1,892,433
Net cash (used in) provided by operating activities		1,765,374	12,290,183	5,745,748	981,251
Net cash provided by (used in) investing activities		(1,183,684)	(8,240,560)	(6,693,812)	(2,032,606)
Net cash provided by (used in) financing activities		(898,718)	(6,256,700)	586,968	7,169,824
Accounts receivable, net
Allowance For Credit Losses				3,789		63,833
Goodwill impairment loss		39,970	278,263
Operating Lease Right Of Use Asset		$ 246,424				1,715,556
Operating Lease Liability						1,728,933
Asset impairment			482,571
General and Administrative Expense [Member]
Accounts receivable, net
Asset impairment			(482,600)
ASU 2016-02
Accounts receivable, net
Operating Lease Right Of Use Asset							¥ 451,390
Operating Lease Liability							¥ 451,390
Logistic Business [Member]
Accounts receivable, net
Goodwill impairment loss			¥ 278,263
Logistic Business [Member] | General and Administrative Expense [Member]
Accounts receivable, net
Severance Costs	¥ 652,000
Asset impairment	¥ 154,200
Maximum
Accounts receivable, net
Extension of loan period		24 months	24 months
Minimum
Accounts receivable, net
Extension of loan period		3 months	3 months
Consolidated VIEs and VIEs' subsidiaries
Financial position of the VIE
Total assets				5,974,238		10,388,986
Current liabilities:
Total current liabilities				(3,753,295)		(3,957,003)
Total liabilities				(3,757,210)		¥ (4,002,131)
Results of operation of the VIE
Net revenues			¥ 3,613,683	2,455,488	1,583,466
Total operating expenses			(6,095,095)	(5,826,283)	(5,243,573)
Net loss			(2,206,270)	(3,531,460)	(3,784,932)
Net cash (used in) provided by operating activities			4,807,929	(294,853)	(801,931)
Net cash provided by (used in) investing activities			(2,206,121)	(48,162)	1,435,001
Net cash provided by (used in) financing activities			¥ (13,125)	¥ (17,698)	¥ 1,144,728
Vipshop E-Commerce | Mr. Shen
Principles of consolidation
Equity interest (as a percent)		66.67%				66.67%
Vipshop E-Commerce | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)		33.33%				33.33%